TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Mar. 31, 2021
TRADE AND OTHER PAYABLES
Schedule of detailed information about trade and other payables

	As at	As at
	March 31, 2021	March 31, 2020
Commodity suppliers' accruals and payables (a)	$712,144	$414,581
Green provisions and repurchase obligations	77,882	103,245
Sales tax payable	27,684	19,706
Non-commodity trade accruals and accounts payable (b)	68,567	117,473
Current portion of payable to former joint venture partner (c)	11,467	18,194
Accrued gas payable	544	3,295
Other payables	11,301	9,171
	$909,589	$685,665

(a)	Includes $468.6 million that is subject to compromise depending on the outcome of the CCAA proceedings
(b)	Includes $12.9 million that is subject to compromise depending on the outcome of the CCAA proceedings
(c)	The amount due to the former joint venture partner is subject to compromise depending on the outcome of the CCAA proceedings.